Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest Transactions	Party-in-Interest Transactions
Certain Plan investments are in Rayonier Inc. common stock; which comprises approximately 4% of the total investments. As Rayonier Inc. is the Sponsor, these transactions also qualify as party-in-interest transactions. At December 31, 2025 and 2024, the Plan held 234,238 and 219,251 shares of Rayonier Inc. common stock, respectively, which represented 0.1 percent and 0.1 percent, respectively, of the total shares outstanding. In addition, the Plan Sponsor paid certain expenses outside of the Plan totaling $34,500.
Empower Retirement, the Plan’s record keeper, received compensation from the Plan. Accordingly, these transactions qualify as party-in-interest transactions.
The Plan issues notes to participants, which are secured by the balances in the participants’ accounts. These transactions qualify as party-in-interest transactions.